LONG-TERM DEBT - (Disclosure of long-term debt) (Parentheticals) (Details) - Mortgage Payable [Member] - CAD ($)	12 Months Ended
	Mar. 31, 2023	Apr. 01, 2023	Mar. 31, 2022
Long Term Debt [Line Items]
Monthly instalments of mortgage payable	$ 85,504	$ 85,504
Borrowings, interest rate	5.00%	5.00%
Maturity due date	March 1, 2024
Book value of land and building	$ 2,012,414		$ 2,003,043